UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21677

Cohen & Steers International Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Tina M. Payne Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Item 1. Reports to Stockholders.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2016. The net asset values (NAV) per share at that date were $10.96, $10.86, $11.02, $11.02 and $11.02 for Class A, Class C, Class I, Class R and Class Z shares, respectively.

The total returns, including income and change in NAV, for the Fund and its comparative benchmarks were:

Six Months Ended June 30, 2016
Cohen & Steers International Realty Fund—Class A	3.24%
Cohen & Steers International Realty Fund—Class C	2.94%
Cohen & Steers International Realty Fund—Class I	3.41%
Cohen & Steers International Realty Fund—Class R	3.28%
Cohen & Steers International Realty Fund—Class Z	3.50%
FTSE EPRA/NAREIT Developed Ex-U.S. Real Estate Index—net[a]	5.48%
S&P 500 Index[a]	3.84%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 4.50% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

The Fund implements fair value pricing when the daily change in a specific U.S. market index exceeds a predetermined percentage. Fair value pricing adjusts the valuation of certain non-U.S. equity holdings to account for such index change following the close of foreign markets. This standard practice has been adopted by a majority of the fund industry. In the event fair value pricing is implemented on the first and/or last day of a performance measurement period, the Fund's return may diverge from the relative performance of its benchmark, which does not use fair value pricing.

a  The FTSE EPRA/NAREIT Developed Ex-U.S. Real Estate Index—net, is an unmanaged market-capitalization-weighted total return index which consists of publicly traded equity REITs and listed property companies from developed markets excluding the United States and is net of dividend withholding taxes. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. Distributions in excess of the Fund's investment company taxable income and net realized gains are a return of capital distributed from the Fund's assets.

Market Review

International real estate stocks had a positive total return for the six-month period ended June 30, 2016, performing well amid challenging conditions for stocks broadly. Markets initially tumbled amid declining oil prices, which reached a 13-year low in February, and related concerns about global growth. Stocks then moved higher into June, aided by a rebound in oil, generally better economic data and stimulus policies adopted by several central banks. The European Central Bank announced in March that it would expand its bond-buying program and include corporate debt for the first time.

Markets were upended late in the period when the U.K. unexpectedly voted in favor of leaving the European Union. The so-called Brexit vote weighed heavily on U.K. real estate securities, reflecting concerns that heightened business uncertainty would have an immediate and negative impact on the country's economy and capital values via curtailed hiring and investment activity. Companies focused on London office and residential markets were generally the worst performers for the period. The U.K.'s currency also declined in response to Brexit, depreciating significantly against both the euro and U.S. dollar. Performance on the continent was mixed, with Germany and Switzerland among the markets with gains for the period.

Asia Pacific markets were mostly resilient, led by a sizable gain in Australia. Japan had a negative return, however, reflecting concerns about the health of its economy and the effectiveness of government stimulus policies.

Fund Performance

The Fund had a positive total return in the period, although it underperformed its benchmark. Factors that detracted from relative performance included our overweight and stock selection in Japan, in part due to our overweights in Mitsui Fudosan and Mitsubishi Estates. These large development companies were hampered by strength in the country's currency—the yen appreciated nearly 20% against the U.S. dollar in the period—and sluggish economic growth. We believe that as the Bank of Japan pursues more unconventional easing policies the yen will weaken from recent levels, creating a more hospitable environment for Japanese developers.

Our underweight in Canada also hindered relative returns, as the market significantly outperformed. Sentiment toward the resources-dependent economy improved as oil prices moved higher. The country's currency also rebounded from a poor 2015, appreciating 7% against the U.S. dollar in the period.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Stock selection in the Netherlands and France detracted from performance as well. In the Netherlands, we were overweight retail landlord Wereldhave, which had a significant decline. The company continued to struggle to improve the quality of its business by shedding non-core properties and increasing its presence in key markets.

We maintained an overweight in the U.K., an allocation composed of companies we believe offer attractive relative value—especially compared with the Continent—and defensive growth prospects, such as student housing, logistics, suburban retail parks, and doctors' offices. The country overweight hampered performance, given the sharp downturn in the U.K. as a group and the decline in its currency. However, stock selection in the U.K. was relatively favorable, as we were underweight or did not own some of the poorest-performing stocks. For instance, we did not have positions in Derwent London and Great Portland Estates when the Brexit vote heavily pressured their share prices. Both are London-focused office landlords with development projects in progress.

Stock selection in Germany was relatively beneficial, due mainly to our overweights in apartment owners ADO Properties and Deutsche Wohnen, which had sizable gains in the period. Investors favored these companies for the strong and defensive growth characteristics of the residential markets in which they operate. In Australia, stock selection aided performance via our overweights in retail landlord Vicinity Centers and office owner Dexus Property Group. They own high-quality properties in attractive east coast markets and had sizable share price gains in the period.

Impact of Foreign Currency on Fund Performance

The currency impact of the Fund's investments in foreign securities contributed significantly to absolute performance during the period. Although the Fund reports its NAV and pays dividends in U.S. dollars, the Fund's investments denominated in foreign currencies are subject to foreign currency risk. With a notable exception of the U.K. pound, most currencies appreciated against the U.S. dollar. The Japanese yen was especially strong, rising nearly 20% in value compared to the U.S. dollar. Consequently, changes in the exchange rates between foreign currencies and the U.S. dollar were a net tailwind for absolute returns.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Sincerely,

JON CHEIGH	LUKE SULLIVAN
Portfolio Manager	Portfolio Manager

ROGIER QUIRIJNS	WILLIAM LEUNG
Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of the report. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds invests in major real asset categories including real estate securities, listed infrastructure, commodities and natural resource equities, as well as preferred securities and other income solutions.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For Periods Ended June 30, 2016

	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class Z Shares
1 Year (with sales charge)	–5.06%[a]	–2.25%[b]	—	—	—
1 Year (without sales charge)	–0.59%	–1.26%	–0.22%	—	—
5 Years (with sales charge)	2.56%[a]	2.82%	—	—	—
5 Years (without sales charge)	3.51%	2.82%	3.86%	—	—
10 Years (with sales charge)	1.14%[a]	0.94%	—	—	—
10 Years (without sales charge)	1.61%	0.94%	1.96%	—	—
Since Inception[c] (with sales charge)	3.65%[a]	3.41%	—	—	—
Since Inception[c] (without sales charge)	4.08%	3.41%	4.44%	3.55%	3.90%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the periods presented above, the investment advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

The annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the May 1, 2016 prospectus were as follows: Class A—1.47% and 1.35%; Class C—2.12% and 2.00%; Class I—1.22% and 1.00%; Class R—1.62% and 1.50% and Class Z—1.12% and 1.00%. Through June 30, 2018, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 1.35% for Class A shares, 2.00% for Class C shares, 1.00% for Class I shares, 1.50% for Class R shares and 1.00% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund.

a  Reflects a 4.50% front-end sales charge.

b  Reflects a contingent deferred sales charge of 1.00%.

c  Inception dates: March 31, 2005 for Class A, C and I and October 1, 2015 for Class R and Z, respectively.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016—June 30, 2016.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period[a] January 1, 2016– June 30, 2016
Class A
Actual (3.24% return)	$1,000.00	$1,032.40	$6.72
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.25	$6.67
Class C
Actual (2.94% return)	$1,000.00	$1,029.40	$9.99
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.02	$9.92
Class I
Actual (3.41% return)	$1,000.00	$1,034.10	$4.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.99	$4.92
Class R
Actual (3.28% return)	$1,000.00	$1,032.80	$7.48
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.50	$7.42
Class Z
Actual (3.50% return)	$1,000.00	$1,035.00	$4.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.99	$4.92

a  Expenses are equal to the Fund's Class A, Class C, Class I, Class R and Class Z annualized net expense ratios of 1.33%, 1.98%, 0.98%, 1.48% and 0.98%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

June 30, 2016
Top Ten Holdings
(Unaudited)

Security	Value	% of Net Assets
Klepierre	$47,453,057	6.9
Mitsubishi Estate Co., Ltd.	36,727,905	5.3
Sun Hung Kai Properties Ltd.	34,843,788	5.0
Mitsui Fudosan Co., Ltd.	33,498,882	4.8
Cheung Kong Property Holdings Ltd.	29,847,849	4.3
Scentre Group	29,135,856	4.2
Vicinity Centres	27,698,911	4.0
Link REIT	24,986,805	3.6
Hammerson PLC	24,692,317	3.6
Deutsche Wohnen AG	24,040,508	3.5

Country Breakdown

(Based on Net Assets)
(Unaudited)

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

		Number of Shares	Value
COMMON STOCK	100.0%
AUSTRALIA	14.1%
REAL ESTATE
DIVERSIFIED	3.6%
BGP Holdings PLC (EUR)[a,b,c]		56,622,235	$0
Dexus Property Group[b]		2,723,789	18,482,712
Ingenia Communities Group[b]		3,020,070	6,479,480
			24,962,192
RETAIL	9.1%
Scentre Group[b]		7,866,145	29,135,856
Vicinity Centres[b]		11,102,441	27,698,911
Westfield Corp.[b]		778,340	6,252,152
			63,086,919
SELF STORAGE	1.4%
National Storage REIT[c]		2,535,017	3,162,042
National Storage REIT (NPV)[b]		4,830,191	6,024,916
			9,186,958
TOTAL AUSTRALIA			97,236,069
AUSTRIA	0.9%
REAL ESTATE—DIVERSIFIED
BUWOG AGb,c		259,282	6,002,150
CANADA	3.7%
REAL ESTATE
OFFICE	2.2%
Allied Properties REIT		502,206	15,035,666
RETAIL	1.5%
Smart Real Estate Investment Trust		363,390	10,744,609
TOTAL CANADA			25,780,275
FRANCE	6.9%
REAL ESTATE—RETAIL
Klepierre[b]		1,075,418	47,453,057

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
GERMANY	5.6%
REAL ESTATE
DIVERSIFIED	1.3%
ADO Properties SA, 144Ab,d		239,989	$9,250,830
OFFICE	0.8%
Alstria Office REIT AGb,c		400,025	5,400,319
RESIDENTIAL	3.5%
Deutsche Wohnen AGb		706,076	24,040,508
TOTAL GERMANY			38,691,657
HONG KONG	17.7%
REAL ESTATE
DIVERSIFIED	12.6%
Cheung Kong Property Holdings Ltd.		4,727,500	29,847,849
Henderson Land Development Co., Ltd.		56,100	316,896
Sun Hung Kai Properties Ltd.		2,888,627	34,843,788
Wharf Holdings Ltd.\The		3,637,000	22,171,249
			87,179,782
OFFICE	1.5%
Hongkong Land Holdings Ltd. (USD)[b]		1,679,007	10,275,961
RETAIL	3.6%
Link REIT		3,654,000	24,986,805
TOTAL HONG KONG			122,442,548
ITALY	0.3%
REAL ESTATE—DIVERSIFIED
Beni Stabili S.p.A. (USD)[b]		3,736,828	2,313,111
JAPAN	26.9%
REAL ESTATE
DIVERSIFIED	23.0%
Activia Properties[b]		2,538	13,414,345
Invincible Investment Corp.[b]		13,090	8,274,273
Kenedix Office Investment Corp.[b]		2,165	12,903,194
Mitsubishi Estate Co., Ltd.[b]		2,002,307	36,727,905
Mitsui Fudosan Co., Ltd.[b]		1,459,597	33,498,882
Mori Hills REIT Investment Corp.[b]		9,477	14,879,027
Nomura Real Estate Master Fund[b]		12,059	19,063,056

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
Orix JREIT[b]		4,708	$8,108,049
Tokyo Tatemono Co., Ltd.[b]		1,024,500	12,286,096
			159,154,827
INDUSTRIALS	1.2%
Industrial & Infrastructure Fund Investment Corp.[b]		1,452	8,095,865
OFFICE	1.3%
Japan Prime Realty Investment Corp.[b]		2,067	8,869,834
RETAIL	1.4%
Frontier Real Estate Investment Corp.[b]		1,833	9,517,469
TOTAL JAPAN			185,637,995
NETHERLANDS	1.8%
REAL ESTATE
DIVERSIFIED	0.8%
Nieuwe Steen Investments NVb		1,299,654	5,184,978
RETAIL	1.0%
Wereldhave NVb		153,778	6,947,137
TOTAL NETHERLANDS			12,132,115
SINGAPORE	2.3%
REAL ESTATE—RETAIL
CapitaLand Mall Trust[b]		10,220,600	16,250,981
SPAIN	3.8%
REAL ESTATE—DIVERSIFIED
Hispania Activos Inmobiliarios SAb,c		641,201	7,501,205
Inmobiliaria Colonial SAb		9,444,066	6,899,126
Merlin Properties Socimi SAb		1,156,368	12,203,043
TOTAL SPAIN			26,603,374
SWEDEN	1.9%
REAL ESTATE—DIVERSIFIED
Atrium Ljungberg AB		549,681	8,868,233
Castellum ABb		318,242	4,524,742
TOTAL SWEDEN			13,392,975

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
UNITED KINGDOM	14.1%
REAL ESTATE
DIVERSIFIED	0.9%
LondonMetric Property PLC[b]		2,963,557	$5,927,564
HEALTH CARE	1.4%
Assura PLC[b]		13,394,645	9,806,282
INDUSTRIALS	3.4%
Segro PLC[b]		4,272,213	23,680,192
RESIDENTIAL	1.5%
UNITE Group PLC/The[b]		1,212,063	10,026,780
RETAIL	4.3%
Capital & Regional PLC		7,172,583	5,036,832
Hammerson PLC[b]		3,428,263	24,692,317
			29,729,149
SELF STORAGE	2.6%
Big Yellow Group PLC[b]		1,732,224	18,037,570
TOTAL UNITED KINGDOM			97,207,537
TOTAL COMMON STOCK (Identified cost—$601,629,491)			691,143,844
SHORT-TERM INVESTMENTS	0.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.14%[e]		900,000	900,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$900,000)			900,000
TOTAL INVESTMENTS (Identified cost—$602,529,491)	100.1%		692,043,844
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)		(930,871)
NET ASSETS	100.0%		$691,112,973

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Glossary of Portfolio Abbreviations

EUR  Euro Currency

REIT  Real Estate Investment Trust

USD  United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

a  Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

b  Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Aggregate fair valued securities represent 77.6% of the net assets of the Fund, of which 77.6% have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

c  Non-income producing security.

d  Resale is restricted to qualified institutional investors. Aggregate holdings equal 1.3% of the net assets of the Fund, of which 0.0% are illiquid.

e  Rate quoted represents the annualized seven-day yield of the Fund.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)
June 30, 2016 (Unaudited)

Sector Summary	% of Market Value
Diversified	49.1
Retail	30.2
Office	5.7
Residential	4.9
Industrials	4.6
Self Storage	4.0
Health Care	1.4
Other	0.1
100.0

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$602,529,491)	$692,043,844
Cash	1,052,834
Foreign currency, at value (Identified cost—$906,447)	903,136
Receivable for:
Investment securities sold	6,085,699
Dividends	2,958,233
Fund shares sold	961,819
Other assets	10,477
Total Assets	704,016,042
LIABILITIES:
Payable for:
Investment securities purchased	6,893,502
Fund shares redeemed	4,103,196
Dividends declared	1,125,196
Investment advisory fees	433,279
Shareholder servicing fees	106,976
Administration fees	34,606
Distribution fees	3,388
Directors' fees	1,854
Other liabilities	201,072
Total Liabilities	12,903,069
NET ASSETS	$691,112,973
NET ASSETS consist of:
Paid-in capital	$2,107,862,411
Dividends in excess of net investment income	(9,853,954)
Accumulated net realized loss	(1,496,397,695)
Net unrealized appreciation	89,502,211
$691,112,973

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2016 (Unaudited)

CLASS A SHARES:
NET ASSETS	$70,593,110
Shares issued and outstanding ($0.001 par value common stock outstanding)	6,438,773
Net asset value and redemption price per share	$10.96
Maximum offering price per share ($10.96 ÷ 0.955)[a]	$11.48
CLASS C SHARES:
NET ASSETS	$60,133,783
Shares issued and outstanding ($0.001 par value common stock outstanding)	5,539,423
Net asset value and offering price per share[b]	$10.86
CLASS I SHARES:
NET ASSETS	$560,349,193
Shares issued and outstanding ($0.001 par value common stock outstanding)	50,837,004
Net asset value, offering and redemption price per share	$11.02
CLASS R SHARES:
NET ASSETS	$26,759
Shares issued and outstanding ($0.001 par value common stock outstanding)	2,428
Net asset value, offering and redemption price per share	$11.02
CLASS Z SHARES:
NET ASSETS	$10,128
Shares issued and outstanding ($0.001 par value common stock outstanding)	919
Net asset value, offering and redemption price per share	$11.02

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividend income (net of $1,165,250 of foreign withholding tax)	$12,238,541
Expenses:
Investment advisory fees	3,294,785
Distribution fees—Class A	92,924
Distribution fees—Class C	232,982
Distribution fees—Class R	57
Shareholder servicing fees—Class A	37,170
Shareholder servicing fees—Class C	77,660
Shareholder servicing fees—Class I	190,681
Administration fees	271,041
Professional fees	85,959
Transfer agent fees and expenses	84,371
Registration and filing fees	67,628
Shareholder reporting expenses	42,407
Directors' fees and expenses	28,050
Proxy expenses	8,674
Custodian fees and expenses	1,389
Line of credit fees	197
Miscellaneous	31,718
Total Expenses	4,547,693
Reduction of Expenses (See Note 2)	(698,076)
Net Expenses	3,849,617
Net Investment Income	8,388,924
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,477,497)
Foreign currency transactions	117,524
Net realized loss	(1,359,973)
Net change in unrealized appreciation (depreciation) on:
Investments	15,862,896
Foreign currency translations	14,962
Net change in unrealized appreciation (depreciation)	15,877,858
Net realized and unrealized gain (loss)	14,517,885
Net Increase in Net Assets Resulting from Operations	$22,906,809

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
Change in Net Assets:
From Operations:
Net investment income	$8,388,924	$13,701,608
Net realized gain (loss)	(1,359,973)	16,093,244
Net change in unrealized appreciation (depreciation)	15,877,858	(38,881,190)
Net increase (decrease) in net assets resulting from operations	22,906,809	(9,086,338)
Dividends to Shareholders from
Net Investment Income:
Class A	(818,706)	(2,823,630)
Class C	(507,318)	(1,699,917)
Class I	(7,475,599)	(20,894,082)
Class R	(299)	(108)
Class Z	(136)	(121)
Total dividends to shareholders	(8,802,058)	(25,417,858)
Capital Stock Transactions:
Decrease in net assets from Fund share transactions	(45,955,207)	(113,152,800)
Total decrease in net assets	(31,850,456)	(147,656,996)
Net Assets:
Beginning of period	722,963,429	870,620,425
End of period[a]	$691,112,973	$722,963,429

a  Includes dividends in excess of net investment income of $9,853,954 and $9,440,820, respectively.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six	For the Year Ended December 31,
	Months Ended
Per Share Operating Performance:	June 30, 2016	2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.74	$11.23	$11.34	$11.30	$8.98	$11.08
Income (loss) from investment operations:
Net investment income[a]	0.12 [b]	0.16	0.30 [b]	0.18	0.18	0.21
Net realized and unrealized gain (loss)	0.23	(0.33)	(0.04)	0.29	2.87	(2.08)
Total from investment operations	0.35	(0.17)	0.26	0.47	3.05	(1.87)
Less dividends and distributions to shareholders from:
Net investment income	(0.13)	(0.32)	(0.37)	(0.43)	(0.73)	(0.23)
Return of capital	—	—	—	—	—	(0.00)[c]
Total dividends and distributions to shareholders	(0.13)	(0.32)	(0.37)	(0.43)	(0.73)	(0.23)
Redemption fees retained by the Fund	—	—	—	—	—	0.00 [c]
Net increase (decrease) in net asset value	0.22	(0.49)	(0.11)	0.04	2.32	(2.10)
Net asset value, end of period	$10.96	$10.74	$11.23	$11.34	$11.30	$8.98
Total investment return[d,e]	3.24%[f]	–1.58%	2.30%	4.32%	34.50%	–17.06%

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class A
	For the Six	For the Year Ended December 31,
	Months Ended
Ratios/Supplemental Data:	June 30, 2016	2015	2014	2013	2012	2011
Net assets, end of period (in millions)	$70.6	$78.6	$121.7	$163.4	$219.1	$212.4
Ratio of expenses to average daily net assets (before expense reduction)	1.48%[g]	1.48%[h]	1.46%	1.53%	1.56%[i]	1.61%[i]
Ratio of expenses to average daily net assets (net of expense reduction)	1.33%[g]	1.36%[h]	1.35%	1.35%	1.56%[i]	1.61%[i]
Ratio of net investment income to average daily net assets (before expense reduction)	2.01%[g]	1.31%[h]	2.53%	1.37%	1.75%[i]	1.96%[i]
Ratio of net investment income to average daily net assets (net of expense reduction)	2.16%[g]	1.43%[h]	2.64%	1.55%	1.75%[i]	1.96%[i]
Portfolio turnover rate	37%[f]	73%	101%	93%	76%	106%

a  Calculation based on average shares outstanding.

b  13.7% of gross income was attributable to dividends paid by Klepierre for the six months ended June 30, 2016. In addition, 33.3% of gross income was attributable to dividends paid by Westfield Corp. for the year ended December 31, 2014.

c  Amount is less than $0.005.

d  Does not reflect sales charges, which would reduce return.

e  Return assumes the reinvestment of all dividends and distributions at NAV.

f  Not annualized.

g  Annualized.

h  Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund's expense reimbursement agreement, related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.47% and 1.35%, respectively; and the ratio of net investment income to average daily net assets (before expense reduction and net of expense reduction) would have been 1.32% and 1.44%, respectively.

i  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six	For the Year Ended December 31,
	Months Ended
Per Share Operating Performance:	June 30, 2016	2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.63	$11.12	$11.23	$11.19	$8.90	$10.97
Income (loss) from investment operations:
Net investment income[a]	0.08 [b]	0.08	0.22 [b]	0.10	0.11	0.14
Net realized and unrealized gain (loss)	0.24	(0.32)	(0.04)	0.29	2.84	(2.05)
Total from investment operations	0.32	(0.24)	0.18	0.39	2.95	(1.91)
Less dividends and distributions to shareholders from:
Net investment income	(0.09)	(0.25)	(0.29)	(0.35)	(0.66)	(0.16)
Return of capital	—	—	—	—	—	(0.00)[c]
Total dividends and distributions to shareholders	(0.09)	(0.25)	(0.29)	(0.35)	(0.66)	(0.16)
Redemption fees retained by the Fund	—	—	—	—	—	0.00 [c]
Net increase (decrease) in net asset value	0.23	(0.49)	(0.11)	0.04	2.29	(2.07)
Net asset value, end of period	$10.86	$10.63	$11.12	$11.23	$11.19	$8.90
Total investment return[d,e]	2.94%[f,g]	–2.23%	1.60%	3.64%	33.59%	–17.57%

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six	For the Year Ended December 31,
	Months Ended
Ratios/Supplemental Data:	June 30, 2016	2015	2014	2013	2012	2011
Net assets, end of period (in millions)	$60.1	$65.5	$80.8	$109.8	$134.1	$135.4
Ratio of expenses to average daily net assets (before expense reduction)	2.13%[h]	2.13%[i]	2.11%	2.18%	2.21%[j]	2.26%[j]
Ratio of expenses to average daily net assets (net of expense reduction)	1.98%[h]	2.01%[i]	2.00%	2.00%	2.21%[j]	2.26%[j]
Ratio of net investment income to average daily net assets (before expense reduction)	1.38%[h]	0.63%[i]	1.83%	0.70%	1.07%[j]	1.29%[j]
Ratio of net investment income to average daily net assets (net of expense reduction)	1.53%[h]	0.75%[i]	1.94%	0.88%	1.07%[j]	1.29%[j]
Portfolio turnover rate	37%[f]	73%	101%	93%	76%	106%

a  Calculation based on average shares outstanding.

b  13.7% of gross income was attributable to dividends paid by Klepierre for the six months ended June 30, 2016. In addition, 33.3% of gross income was attributable to dividends paid by Westfield Corp. for the year ended December 31, 2014.

c  Amount is less than $0.005.

d  Does not reflect sales charges, which would reduce return.

e  Return assumes the reinvestment of all dividends and distributions at NAV.

f  Not annualized.

g  The net asset value (NAV) disclosed in the June 30, 2016 semi annual report reflects adjustments in accordance with accounting principles generally accepted in the United States of America and as such, differs from the NAV reported on June 30, 2016. The total return reported is based on the unadjusted NAV which was the official NAV for executing transactions on June 30, 2016.

h  Annualized.

i  Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund's expense reimbursement agreement, related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 2.12% and 2.00%, respectively; and the ratio of net investment income to average daily net assets (before expense reduction and net of expense reduction) would have been 0.64% and 0.76%, respectively.

j  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six	For the Year Ended December 31,
	Months Ended
Per Share Operating Performance:	June 30, 2016	2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.80	$11.29	$11.40	$11.36	$9.02	$11.14
Income (loss) from investment operations:
Net investment income[a]	0.14 [b]	0.20	0.33 [b]	0.22	0.21	0.24
Net realized and unrealized gain (loss)	0.23	(0.33)	(0.03)	0.29	2.90	(2.09)
Total from investment operations	0.37	(0.13)	0.30	0.51	3.11	(1.85)
Less dividends and distributions to shareholders from:
Net investment income	(0.15)	(0.36)	(0.41)	(0.47)	(0.77)	(0.27)
Return of capital	—	—	—	—	—	(0.00)[c]
Total dividends and distributions to shareholders	(0.15)	(0.36)	(0.41)	(0.47)	(0.77)	(0.27)
Redemption fees retained by the Fund	—	—	—	—	—	0.00 [c]
Net increase (decrease) in net asset value	0.22	(0.49)	(0.11)	0.04	2.34	(2.12)
Net asset value, end of period	$11.02	$10.80	$11.29	$11.40	$11.36	$9.02
Total investment return[d]	3.41%[e]	–1.18%	2.63%	4.65%	34.97%	–16.83%

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six	For the Year Ended December 31,
	Months Ended
Ratios/Supplemental Data:	June 30, 2016	2015	2014	2013	2012	2011
Net assets, end of period (in millions)	$560.3	$578.8	$668.2	$628.5	$659.1	$788.1
Ratio of expenses to average daily net assets (before expense reduction)	1.20%[f]	1.19%[g]	1.19%	1.23%	1.27%[h]	1.26%[h]
Ratio of expenses to average daily net assets (net of expense reduction)	0.98%[f]	1.01%[g]	1.00%	1.00%	1.27%[h]	1.26%[h]
Ratio of net investment income to average daily net assets (before expense reduction)	2.34%[f]	1.58%[g]	2.68%	1.65%	2.04%[h]	2.30%[h]
Ratio of net investment income to average daily net assets (net of expense reduction)	2.56%[f]	1.76%[g]	2.87%	1.89%	2.04%[h]	2.30%[h]
Portfolio turnover rate	37%[e]	73%	101%	93%	76%	106%

a  Calculation based on average shares outstanding.

b  13.7% of gross income was attributable to dividends paid by Klepierre for the six months ended June 30, 2016. In addition, 33.3% of gross income was attributable to dividends paid by Westfield Corp. for the year ended December 31, 2014.

c  Amount is less than $0.005.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Not annualized.

f  Annualized.

g  Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund's expense reimbursement agreement, related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.18% and 1.00%, respectively; and the ratio of net investment income to average daily net assets (before expense reduction and net of expense reduction) would have been 1.59% and 1.77%, respectively.

h  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
Per Share Operating Performance:	For the Six Months Ended June 30, 2016	For the Period October 1, 2015[a] through December 31, 2015
Net asset value, beginning of period	$10.79	$10.88
Income (loss) from investment operations:
Net investment income[b]	0.14 [c]	0.02
Net realized and unrealized gain	0.21	0.01
Total from investment operations	0.35	0.03
Less dividends and distributions to shareholders from:
Net investment income	(0.12)	(0.12)
Total dividends and distributions to shareholders	(0.12)	(0.12)
Net increase (decrease) in net asset value	0.23	(0.09)
Net asset value, end of period	$11.02	$10.79
Total investment return[d]	3.28%[e]	0.26%[e]
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$26.8	$9.9
Ratio of expenses to average daily net assets (before expense reduction)	1.63%[f]	1.63%[f,g]
Ratio of expenses to average daily net assets (net of expense reduction)	1.48%[f]	1.51%[f,g]
Ratio of net investment income to average daily net assets (before expense reduction)	2.40%[f]	0.70%[f,g]
Ratio of net investment income to average daily net assets (net of expense reduction)	2.55%[f]	0.82%[f,g]
Portfolio turnover rate	37%[e]	73%[e]

a  Inception date.

b  Calculation based on average shares outstanding.

c  13.7% of gross income was attributable to dividends paid by Klepierre for the six months ended June 30, 2016.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Not annualized.

f  Annualized.

g  Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund's expense reimbursement agreement, related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.62% and 1.50%, respectively; and the ratio of net investment income to average daily net assets (before expense reduction and net of expense reduction) would have been 0.71% and 0.83%, respectively.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
Per Share Operating Performance:	For the Six Months Ended June 30, 2016	For the Period October 1, 2015[a] through December 31, 2015
Net asset value, beginning of period	$10.79	$10.88
Income (loss) from investment operations:
Net investment income[b]	0.14 [c]	0.04
Net realized and unrealized gain	0.24	0.00 [d]
Total from investment operations	0.38	0.04
Less dividends and distributions to shareholders from:
Net investment income	(0.15)	(0.13)
Total dividends and distributions to shareholders	(0.15)	(0.13)
Net increase (decrease) in net asset value	0.23	(0.09)
Net asset value, end of period	$11.02	$10.79
Total investment return[e]	3.50%[f]	0.39%[f]
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$10.1	$9.9
Ratio of expenses to average daily net assets (before expense reduction)	1.13%[g]	1.13%[g,h]
Ratio of expenses to average daily net assets (net of expense reduction)	0.98%[g]	1.01%[g,h]
Ratio of net investment income to average daily net assets (before expense reduction)	2.43%[g]	1.20%[g,h]
Ratio of net investment income to average daily net assets (net of expense reduction)	2.58%[g]	1.32%[g,h]
Portfolio turnover rate	37%[f]	73%[f]

a  Inception date.

b  Calculation based on average shares outstanding.

c  13.7% of gross income was attributable to dividends paid by Klepierre for the six months ended June 30, 2016.

d  Amount is less than $0.005.

e  Return assumes the reinvestment of all dividends and distributions at NAV.

f  Not annualized.

g  Annualized.

h  Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund's expense reimbursement agreement, related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.12% and 1.00%, respectively; and the ratio of net investment income to average daily net assets (before expense reduction and net of expense reduction) would have been 1.21% and 1.33%, respectively.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers International Realty Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on November 23, 2004 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a non-diversified, open-end management investment company. The Fund's investment objective is total return. On June 16, 2015, the Board of Directors of the Fund approved the Fund's offering of Class R and Class Z shares. Class R and Class Z shares became available for investment on October 1, 2015, on which date the Fund sold 919 shares each of Class R and Class Z for $20,000 to Cohen & Steers Capital Management, Inc. (the investment advisor). The authorized shares of the Fund are divided into five classes designated Class A, C, I, R and Z shares. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the investment advisor to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund's Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of June 30, 2016, there were $530,860,862 of securities transferred from Level 1 to Level 2, which resulted from the Fund utilizing foreign equity fair value pricing procedures as of June 30, 2016.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$97,236,069	$3,162,042	$94,074,027	$—	[a]
Canada	25,780,275	25,780,275	—	—
Sweden	13,392,975	8,868,233	4,524,742	—
United Kingdom	97,207,537	5,036,832	92,170,705	—
Other Countries	457,526,988	—	457,526,988	—
Short-Term Investments	900,000	—	900,000	—
Total Investments[b]	$692,043,844	$42,847,382	$649,196,462	$—

a  BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund's fair value procedures and classified as a Level 3 security.

b  Portfolio holdings are disclosed individually on the Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency exchange contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash. Dividends from net investment income are subject to recharacterization for tax purposes.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund's tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of June 30, 2016, no additional provisions for income tax are required in the Fund's financial statements. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 2. Investment Advisory, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The investment advisor serves as the Fund's investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.95% of the average daily net assets of the Fund up to and including $1.5 billion and 0.85% of the average daily net assets above $1.5 billion.

For the six months ended June 30, 2016, and through June 30, 2018, the investment advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses), do not exceed 1.35% for Class A shares, 2.00% for Class C shares, 1.00% for Class I shares 1.50% for Class R shares and 1.00% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund. For the six months ended June 30, 2016, fees waived and/or expenses reimbursed totaled $698,076.

Under subadvisory agreements between the investment advisor and each of Cohen & Steers Asia Limited and Cohen & Steers UK Limited (collectively, the subadvisors), affiliates of the investment advisor, the subadvisors are responsible for managing the Fund's investments in certain non-U.S. real estate securities. For their services provided under the subadvisory agreements, the investment advisor (not the Fund) pays the subadvisors. The investment advisor allocates 50% of the investment advisory fee received from the Fund among itself and each subadvisor based on the portion of the Fund's average daily net assets managed by the investment advisor and each subadvisor.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.06% of the average daily net assets of the Fund. For the six months ended June 30, 2016, the Fund incurred $208,092 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the 1940 Act. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

There is a maximum initial sales charge of 4.50% for Class A shares. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six months ended June 30, 2016, the Fund has been advised that the distributor received $305, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $234 and $1,655 of CDSC relating to redemptions of Class A and Class C shares. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes. The payment of a CDSC may result in the distributor receiving amounts greater or less than the upfront commission paid by the distributor to the financial intermediary.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund's Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund's Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $4,399 for the six months ended June 30, 2016.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2016, totaled $259,248,764 and $302,617,388, respectively.

Note 4. Income Tax Information

As of June 30, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$602,529,491
Gross unrealized appreciation	$104,995,234
Gross unrealized depreciation	(15,480,881)
Net unrealized appreciation	$89,514,353

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

As of December 31, 2015, the Fund had a net capital loss carryforward of $1,457,409,783, which may be used to offset future capital gains. These losses are a short-term capital loss carryover of which $825,500,886 will expire on December 31, 2016, $572,102,309 will expire on December 31, 2017 and $59,806,588 will expire on December 31, 2018. Included in the net capital loss carryforward is $217,911 of capital loss carryforwards that were acquired from the Fund's merger with Cohen & Steers European Realty Shares, Inc. Federal tax rules limit the Fund's use of these capital loss carryforwards. In addition, the Fund incurred short-term capital losses of $3,482,208 after October 31, 2015, that it has elected to treat as arising in the following fiscal year.

Note 5. Capital Stock

The Fund is authorized to issue 1.3 billion shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2016		For the Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class A:
Sold	210,167	$2,231,681	1,967,901	$22,858,045
Issued as reinvestment of dividends	62,294	682,744	213,319	2,361,460
Redeemed	(1,149,831)	(12,469,181)	(5,702,148)	(66,181,785)
Net decrease	(877,370)	$(9,554,756)	(3,520,928)	$(40,962,280)
Class C:
Sold	43,744	$463,125	471,717	$5,367,823
Issued as reinvestment of dividends	32,198	349,352	103,600	1,136,125
Redeemed	(700,025)	(7,448,232)	(1,672,464)	(18,724,906)
Net decrease	(624,083)	$(6,635,755)	(1,097,147)	$(12,220,958)
Class I:
Sold	2,628,594	$28,225,035	9,850,400	$113,574,168
Issued as reinvestment of dividends	602,957	6,644,581	1,555,699	17,268,069
Redeemed	(6,008,400)	(64,649,497)	(16,957,727)	(190,831,799)
Net decrease	(2,776,849)	$(29,779,881)	(5,551,628)	$(59,989,562)

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2016		For the Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class R:[a]
Sold	1,492	$15,000	919	$10,000
Issued as reinvestments of dividends and distributions	17	185	—	—
Net increase	1,509	$15,185	919	$10,000
Class Z:[a]
Sold	—	$—	919	$10,000
Net increase	—	$—	919	$10,000

a  Inception date of October 1, 2015.

Note 6. Borrowings

The Fund, in conjunction with other Cohen & Steers open-end funds, was a party to a $50,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement (as applicable), which expired January 22, 2016. The Fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the credit agreement. As approved by the Board of Directors on December 8, 2015, the Fund did not renew the credit agreement.

During the period January 1, 2016 through January 22, 2016, the Fund did not borrow under the credit agreement.

Note 7. Other Risks

Real Estate Market Risk: Since the Fund concentrates its assets in companies engaged in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Risks of investing in real estate securities include falling property values due to increasing vacancies, declining rents resulting from economic, legal, tax, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and market recessions. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The risks of investing in REITs are similar to those associated with direct investments in real estate securities.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

REIT Risk: In addition to the risks of securities linked to the real estate industry, REITs are subject to certain other risks related to their structure and focus. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for pass-through of income under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Small- and Medium-Sized Companies Risk: Real estate companies in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company's stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, real estate company shares can, and at times will, perform differently than large company stocks.

Foreign (Non-U.S.) Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Currency and Currency Hedging Risk: Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund's investments in foreign securities will be subject to foreign currency risk, which means that the Fund's NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various instruments that are designed to hedge the Fund's foreign currency risks.

If the Fund were to utilize derivatives for the purpose of hedging foreign currency risks, it would be subject to risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, over-the-counter (OTC) trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Non-Diversification Risk: As a "non-diversified" investment company, the Fund can invest in fewer individual companies than a diversified investment company. As a result, the Fund is more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The Fund's relative lack of diversity may subject investors to greater risk of loss than a fund that has a diversified portfolio.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund's prospectus.

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 9. Subsequent Events

Management has evaluated events and transactions occurring after June 30, 2016 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the Securities and Exchange Commission's (the SEC) website at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund's net investment company taxable income and net realized gains and this excess would be a tax free return of capital distributed from the Fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund's investment advisory and subadvisory agreements (the Advisory Agreements), or interested persons of any such party (Independent Directors), has the responsibility under the 1940 Act to approve the Fund's Advisory Agreements for their initial two year term and their continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. At a meeting of the Independent Directors held on June 7, 2016 and at a meeting of the full Board of Directors held in person on June 15, 2016, the Advisory Agreements were discussed and were unanimously continued for a term ending June 30, 2017 by the Fund's Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meeting and executive session.

In considering whether to continue the Advisory Agreements, the Board of Directors reviewed materials provided by the Fund's investment advisor (the Investment Advisor) and Fund counsel which included, among other things, fee, expense and performance information compared to peer funds (Peer Funds) and performance comparisons to a larger category universe, prepared by an independent data provider; summary information prepared by the Investment Advisor; and a memorandum outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors, including presentations by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund's objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor and the Subadvisors: The Board of Directors reviewed the services that the Investment Advisor and the

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

sub-investment advisors (the Subadvisors) provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and, for the Investment Advisor, generally managing the Fund's investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions that were being done on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor and the Subadvisors to other funds, including those that have investment objectives and strategies similar to the Fund. The Board of Directors also considered the education, background and experience of the Investment Advisor's and Subadvisors' personnel, particularly noting the potential benefit that the portfolio managers' work experience and favorable reputation can have on the Fund. The Board of Directors further noted the Investment Advisor's and Subadvisors' ability to attract qualified and experienced personnel. The Board of Directors also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor and the Subadvisors are adequate and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor and Subadvisors: The Board of Directors considered the investment performance of the Fund compared to Peer Funds and compared to a relevant benchmark. The Board of Directors noted that the Fund outperformed the Peer Funds' medians for the one- and three-year periods ended March 31, 2016, ranking in the first quintile for each period. The Fund represented the Peer Funds' median for the ten-year period ended March 31, 2016, ranking three out of five, and slightly underperformed the Peer Funds' median for the five-year period ended March 31, 2016, ranking in the third quintile. The Board of Directors also noted that the Fund outperformed its benchmark for the one- and three-year periods ended March 31, 2016, and underperformed its benchmark for the five- and ten-year periods. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund's performance during the periods. The Board of Directors also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance and the Investment Advisor's performance in managing other real estate funds. The Board of Directors then determined that Fund performance, in light of all considerations noted above, supported the continuation of the Advisory Agreements

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: The Board of Directors considered the advisory fees and administrative fees payable by the Fund, as well as the total expense ratio. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors noted that the Fund's actual and contractual management fees were slightly higher than the Peer Funds' medians, ranking in the third and fourth quintiles, respectively; and the net expense ratio was slightly lower than the Peer Funds' median, ranking in the second quintile. The Board of Directors considered that all of the Fund's peer rankings were within 0.03% of the Peer Funds' medians. The Board of Directors considered that the Investment Advisor is waiving a portion of its fees and/or reimbursing expenses to limit the overall operating expenses of the Fund. The Board of Directors noted that the Fund has a breakpoint of 0.10% on assets over $1.5 billion; however, the reduced fee is not currently applicable due to the size of the Fund. The Board of Directors then considered the

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

administrative services provided by the Investment Advisor, including compliance and accounting services, and further noted that the Fund pays an administration fee to the Investment Advisor. The Board of Directors concluded that the Fund's expense structure was generally satisfactory.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor's profits and whether the profits were reasonable for the Investment Advisor. The Board of Directors noted that the Investment Advisor is currently waiving a portion of its fee and/or reimbursing expenses of the Fund. Since the Subadvisors are paid by the Investment Advisor for investment services provided to the Fund and not by the Fund and are affiliates of the Investment Advisor, the Board of Directors considered the profitability of the Investment Advisor as a whole and did not consider the Subadvisors separate profitability to be particularly relevant to their determination. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreements, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Investment Advisor receives by allocating the Fund's brokerage transactions. The Board of Directors also considered the fees received by the Investment Advisor under the Administration Agreement, and noted the significant services received, such as compliance, accounting and operational services and furnishing office space and facilities for the Fund, and providing persons satisfactory to the Board of Directors to serve as officers of the Fund, and that these services were beneficial to the Fund. The Board of Directors concluded that the profits realized by the Investment Advisor from its relationship with the Fund were reasonable and consistent with the Investment Advisor's fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors noted that the Fund's advisory fee schedule contains a breakpoint of 0.10% once the Fund's assets reach $1.5 billion. The Board of Directors considered the Fund's asset size and determined that there were not at this time significant economies of scale that were not being shared with shareholders.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreements to those under other investment advisory contracts of other investment advisers managing Peer Funds. The Board of Directors also compared the services rendered, fees paid and profitability under the Advisory Agreements to those under the Investment Advisor's other advisory agreements and advisory contracts with institutional and other clients with similar investment mandates. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreements were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Advisory Agreements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Transaction history and account transactions
• Purchase history and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies—	No	We don't share
For our affiliates' everyday business purposes— information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes— information about your creditworthiness	No	We don't share
For our affiliates to market to you—	No	We don't share
For non-affiliates to market to you—	No	We don't share

Questions?  Call 800.330.7348

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are
Who is providing this notice?

Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan, LLC, Cohen & Steers UK Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do
How does Cohen & Steers protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?	We collect your personal information, for example, when you:
• Open an account or buy securities from us
• Provide account information or give us your contact information
• Make deposits or withdrawals from your account
We also collect your personal information from other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:
• sharing for affiliates' everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you
State law and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Cohen & Steers Investment Solutions

COHEN & STEERS REAL ASSETS FUND

  •  Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

  •  Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRSX

COHEN & STEERS REAL ESTATE SECURITIES FUND

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbols: CSEIX, CSCIX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRIX

COHEN & STEERS INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS
ACTIVE COMMODITIES STRATEGY FUND

  •  Designed for investors seeking total return, investing primarily in a diversified portfolio of exchange-traded commodity future contracts and other commodity-related derivative instruments

  •  Symbols: CDFAX, CDFCX, CDFIX, CDFRX, CDFZX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

COHEN & STEERS
MLP & ENERGY OPPORTUNITY FUND

  •  Designed for investors seeking total return, investing primarily in midstream energy master limited partnership (MLP) units and related stocks

  •  Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS
LOW DURATION PREFERRED AND INCOME FUND

  •  Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

  •  Symbols: LPXAX, LPXCX, LPXIX, LPXRX, LPXZX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

  •  Symbols: CPXAX, CPXCX, CPXIX, CPRRX, CPXZX

COHEN & STEERS DIVIDEND VALUE FUND

  •  Designed for investors seeking long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX, DVFRX, DVFZX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS GLOBAL REALTY MAJORS ETF

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of global real estate equity securities of companies in a specified index

  •  Symbol: GRI

Distributed by ALPS Distributors, Inc.

ISHARES COHEN & STEERS
REALTY MAJORS INDEX FUND

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of U.S. real estate equity securities of companies in a specified index

  •  Symbol: ICF

Distributed by SEI Investments Distribution Co.

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and Chairman

Joseph M. Harvey
Director and Vice President

Michael G. Clark
Director

Bonnie Cohen
Director

George Grossman
Director

Dean Junkans
Director

Richard E. Kroon
Director

Gerald J. Maginnis
Director

Jane F. Magpiong
Director

Richard J. Norman
Director

Frank K. Ross
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and Chief Executive Officer

Jon Cheigh
Vice President

Tina M. Payne
Secretary and Chief Legal Officer

James Giallanza
Treasurer and Chief Financial Officer

Lisa D. Phelan
Chief Compliance Officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8123
Boston, MA 02266
(800) 437-9912

Legal Counsel

Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class  A—IRFAX
C—IRFCX
I—IRFIX
R—IRFRX
Z—IRFZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers International Realty Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

COHEN & STEERS

INTERNATIONAL REALTY FUND

280 PARK AVENUE

NEW YORK, NY 10017

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Semiannual Report June 30, 2016

Cohen & Steers International Realty Fund

IRFAXSAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of chief executive officer and chief financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: September 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(Principal Executive Officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date:  September 2, 2016